Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	ATTORNEYS AND COUNSELORS AT LAW

Daniel H. April

Janet Clow

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

October 10, 2012

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Thornburg Investment Trust
Registration Number under the Securities Act of 1933: 33-14905
Registration Number under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

On behalf of the above-referenced Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, I have attached for filing exhibits containing interactive data format risk/return summary information. These interactive data files relate to the prospectus supplement that the Registrant filed with the Securities and Exchange Commission on October 2, 2012 pursuant to Rule 497 for the Class A, Class C and Class I shares of two of the Registrant’s series (Accession No. 0001193125-12-411758).

Please contact me at the number referenced below if you have any questions regarding this filing.

Sincerely,

/s/ Daniel H. April
Daniel H. April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web Address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901